Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	$ 448,626	$ 376,163	$ 226,045	$ 235,446	$ 191,162	$ 192,683
Trade receivables from provisional concentrate sales, net of fair value adjustment	525		1,716
Long-term investments - common shares held	60,103	$ 91,344	59,941	$ 83,887	$ 83,836	$ 196,241
Long-term investments - warrants held	696		1,536
Convertible notes receivable	0		17,086
Total net financial assets measured at fair value	509,950		306,324
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	60,103		59,941
Level 1 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	448,626		226,045
Total net financial assets measured at fair value	508,729		285,986
Level 1 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	60,103		59,941
Level 2 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Trade receivables from provisional concentrate sales, net of fair value adjustment	525		1,716
Long-term investments - warrants held	696		1,536
Total net financial assets measured at fair value	1,221		3,252
Level 3 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Convertible notes receivable			17,086
Total net financial assets measured at fair value	$ 0		$ 17,086